Lines of Credit - Summary of key characteristics (Details) - Unsecured Revolving Credit Facility	12 Months Ended
	Dec. 31, 2020 USD ($) term	Sep. 20, 2018 USD ($)
Line of Credit I
Debt Instrument [Line Items]
Current Balance	$ 0
Maximum Capacity (in millions)	$ 500,000,000.0	$ 500,000,000.0
Unused fee	0.20%
Number of extension periods | term	2
Extension period	12 months
Additional borrowing capacity	$ 250,000,000.0
Line of Credit I | Eurodollar Loan | Adjusted LIBOR | Minimum
Debt Instrument [Line Items]
Applicable Rate Range	0.85%
Line of Credit I | Eurodollar Loan | Adjusted LIBOR | Maximum
Debt Instrument [Line Items]
Applicable Rate Range	1.05%
Line of Credit I | ABR | Adjusted LIBOR | Minimum
Debt Instrument [Line Items]
Applicable Rate Range	0.85%
Line of Credit I | ABR | Adjusted LIBOR | Maximum
Debt Instrument [Line Items]
Applicable Rate Range	1.05%
Line of Credit II
Debt Instrument [Line Items]
Current Balance	$ 0
Maximum Capacity (in millions)	$ 500,000,000.0	$ 500,000,000.0
Unused fee	0.25%
Line of Credit II | Eurodollar Loan | Adjusted LIBOR | Minimum
Debt Instrument [Line Items]
Applicable Rate Range	1.60%
Line of Credit II | Eurodollar Loan | Adjusted LIBOR | Maximum
Debt Instrument [Line Items]
Applicable Rate Range	1.80%
Line of Credit II | ABR | Adjusted LIBOR | Minimum
Debt Instrument [Line Items]
Applicable Rate Range	0.60%
Line of Credit II | ABR | Adjusted LIBOR | Maximum
Debt Instrument [Line Items]
Applicable Rate Range	0.80%